Restricted net assets (Details Narrative)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Share capital and capital reserve description	the Company’s subsidiaries incorporated in the PRC are required to annually appropriate 10% of their net income to the statutory reserve prior to payment of any dividends, unless the reserve has reached 50% of their respective registered capital.